STOCK-BASED COMPENSATION (Details) shares in Millions	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Shares authorized	13
Minimum exercise price, as a percent of grant date fair value	100.00%
Minimum exercise price, as a percent of grant date fair value, awards to 10% shareholders	110.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	3 years